Intangible Assets and Goodwill (Tables) (FaceBank Group, Inc. Pre-Merger) (10-K)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Intangible Assets

The table below summarizes the Company’s intangible assets at June 30, 2020 and December 31, 2019 (in thousands):

	Useful	Weighted Average	June 30, 2020
	Lives (Years)	Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	5.1	$123,436	(33,463)	$89,973
Trademark and trade names	7	5.1	7,746	(2,102)	5,644
Animation and visual effects technologies	7	5.1	6,016	(1,633)	4,383
Digital asset library	5-7	4.9	7,536	(1,897)	5,639
Intellectual Property	7	5.1	828	(225)	603
Customer relationships	2	1.8	23,678	(2,960)	20,718
fuboTV Tradename	9	8.8	38,197	(1,061)	37,136
Software and technology	9	8.8	181,737	(5,048)	176,689
Total			$389,174	$(48,389)	$340,785

		Weighted Average	December 31, 2019
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$—	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	—	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	—	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	—	—
Total			$154,129	$(8,598)	$(28,885)	$116,646

Schedule of Intangible Assets Amortization Expense

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$28,572
2021	57,144
2022	48,266
2023	45,306
2024	45,233
Thereafter	116,264
Total	$340,785

Schedule of Goodwill

The following table is a summary of the changes to goodwill for the three and six months ended June 30, 2020 (in thousands):

Balance – December 31, 2019	$227,763
Deconsolidation of Nexway	(51,168)
Balance – March 31, 2020	$176,595
Acquisition of fuboTV Pre-Merger	562,908
Less: transfer to asset held for sale	(28,541)
Balance – June 30, 2020	$710,962

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Intangible Assets

The table below summarizes the Company’s intangible assets at March 31, 2020 (in thousands):

	Useful	Weighted Average	March 31, 2020
	Lives (Years)	Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	(29,054)	$94,382
Trademark and trade names	7	6	7,746	(1,826)	5,920
Animation and visual effects technologies	7	6	6,016	(1,418)	4,598
Digital asset library	5-7	5.5	7,536	(1,610)	5,926
Intellectual Property	7	6	828	(195)	633
Total			$145,562	$(34,103)	$111,459

The table below summarizes the Company’s intangible assets at December 31, 2019 and 2018 (in thousands):

			December 31, 2019
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$-	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	-	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	-	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	-	-
Total			$154,129	$(8,598)	$(28,885)	$116,646

			December 31, 2018
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	6.6	$123,436	$(7,012)	$116,424
Trademark and trade names	7	6.6	7,746	(443)	7,303
Animation and visual effects technologies	7	6.6	6,016	(344)	5,672
Digital likeness development	7	6.6	6,255	(357)	5,898
Intellectual Property	7	6.6	828	(47)	781
Total			$144,281	$(8,203)	$136,078

Schedule of Intangible Assets Amortization Expense

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$15,652
2021	20,868
2022	20,868
2023	20,868
2024	20,795
Thereafter	12,408
Total	$111,459

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$20,862
2021	20,862
2022	20,862
2023	20,862
2024	20,790
Thereafter	12,408
Total	$116,646

Schedule of Goodwill

The following table is a summary of the changes to goodwill for the year ended December 31, 2019 (in thousands) (as restated):

Balance - January 1, 2018	$-
Evolution AI Acquisition	149,975
Balance - December 31, 2018	149,975
Nexway Acquisition	51,168
Facebank AG Acquisition	28,541
Measurement period adjustment for EAI acquisition	(1,921)
Balance - December 31, 2019	$227,763

* The Company recorded a measurement period adjustment related to its EAI acquisition to reduce acquisition date accrued expenses by $1.9 million, which resulted in a corresponding decrease to goodwill.